Summary of Significant Accounting Policies - Summary of Restricted Investments Held By The Fund (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Investments [Line Items]
Cost	$ 78,854,778
Fair Value	$ 49,604,108
% of Net Assets	87.39%
Automation Anywhere, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 2,609,219
Fair Value	$ 748,412
% of Net Assets	1.32%
Axiom Space Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 22, 2021
Cost	$ 3,090,000
Fair Value	$ 3,634,867
% of Net Assets	6.41%
Bolt Financial Inc | Series C Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 07, 2022
Cost	$ 2,000,020
Fair Value	$ 1,136,375
% of Net Assets	2.00%
Boom Technology Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Feb. 11, 2022
Cost	$ 2,000,000
Fair Value	$ 2,000,000
% of Net Assets	3.52%
Brex, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 02, 2022
Cost	$ 4,130,298
Fair Value	$ 2,358,820
% of Net Assets	4.16%
CElegans Labs, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 23, 2021
Cost	$ 2,999,977
Fair Value	$ 2,999,977
% of Net Assets	5.28%
Chime Financial Inc | Series A Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 5,150,748
Fair Value	$ 1,826,780
% of Net Assets	3.22%
ClassDojo, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 19, 2021
Cost	$ 3,000,018
Fair Value	$ 2,812,604
% of Net Assets	4.95%
Discord Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 724,942
Fair Value	$ 395,530
% of Net Assets	0.70%
Discord Inc | Series G Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 889,055
Fair Value	$ 485,070
% of Net Assets	0.85%
Epic Games, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jan. 03, 2022
Cost	$ 6,998,590
Fair Value	$ 3,437,470
% of Net Assets	6.06%
Flexport Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 29, 2022
Cost	$ 520,000
Fair Value	$ 329,160
% of Net Assets	0.58%
Impossible Foods Inc | Series A Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 17, 2022
Cost	$ 1,272,986
Fair Value	$ 538,720
% of Net Assets	0.95%
Impossible Foods Inc | Series H Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 04, 2021
Cost	$ 2,098,940
Fair Value	$ 857,616
% of Net Assets	1.51%
Jeeves Inc | Series C Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Apr. 05, 2022
Cost	$ 749,997
Fair Value	$ 749,997
% of Net Assets	1.32%
Klarna Bank AB
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 16, 2022
Cost	$ 4,657,660
Fair Value	$ 793,866
% of Net Assets	1.40%
Maplebear, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Oct. 08, 2021
Cost	$ 3,556,000
Fair Value	$ 718,755
% of Net Assets	1.27%
Maplebear, Inc | Series B Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 16, 2021
Cost	$ 2,863,400
Fair Value	$ 606,800
% of Net Assets	1.07%
Plaid, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Feb. 15, 2022
Cost	$ 1,110,340
Fair Value	$ 672,379
% of Net Assets	1.18%
Public Holdings Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jul. 22, 2021
Cost	$ 999,990
Fair Value	$ 999,990
% of Net Assets	1.76%
Relativity Space, LLC
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 28, 2021
Cost	$ 1,659,996
Fair Value	$ 1,329,912
% of Net Assets	2.34%
Revolut Group Holdings Ltd
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 08, 2021
Cost	$ 5,275,185
Fair Value	$ 2,002,768
% of Net Assets	3.53%
Space Exploration Technologies Corp | Common Class A
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 27, 2022
Cost	$ 10,009,990
Fair Value	$ 10,260,801
% of Net Assets	18.08%
Space Exploration Technologies Corp | Class A and Class C
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 08, 2022
Cost	$ 3,390,000
Fair Value	$ 3,521,582
% of Net Assets	6.20%
Space Exploration Technologies Corp | Common Class A
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 09, 2022
Cost	$ 618,618
Fair Value	$ 690,963
% of Net Assets	1.22%
Stripe, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jan. 10, 2022
Cost	$ 3,478,813
Fair Value	$ 1,594,938
% of Net Assets	2.81%
SuperHuman Labs, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 25, 2021
Cost	$ 2,999,996
Fair Value	$ 2,099,958
% of Net Assets	3.70%